Note 17 - Commitments and Credit Risk (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Note 17 - Commitments and Credit Risk (Details) [Line Items]
Letters of Credit Outstanding, Amount	$ 12,649,000	$ 13,930,000
Commitments to Originate Fixed-Rate Mortgages [Member]
Note 17 - Commitments and Credit Risk (Details) [Line Items]
Other Commitment	3,545,000	9,217,000
Unused Lines of Credit to Borrowers [Member] | Commercial Loans [Member]
Note 17 - Commitments and Credit Risk (Details) [Line Items]
Other Commitment	42,518,000	33,897,000
Unused Lines of Credit to Borrowers [Member] | Open-End Consumer Lines [Member]
Note 17 - Commitments and Credit Risk (Details) [Line Items]
Other Commitment	14,517,000	15,306,000
Confirming Letters of Credit From FHLB [Member]
Note 17 - Commitments and Credit Risk (Details) [Line Items]
Letters of Credit Outstanding, Amount	$ 10,601,000	$ 9,934,000